DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Embedded derivatives	$ (344,400)	$ (202,710)	$ (204,186)	$ 161,122
Loss on issuance of warrants derivatives	(14,194)	0
Warrant derivatives			24,934	0
Loss on issuance of derivatives	(1,086,158)	(17,676)	(2,068,536)	(191,162)
Total gain (loss)	$ (1,452,167)	$ (220,386)	$ (2,247,788)	$ (30,040)